Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 3,942	$ 1,682
Cryptocurrencies		401,963
Current assets of discontinued operations		460,779	468,899
Total current assets		866,684	470,581
Non-Current Assets
Other assets			204
Total non-current assets			204
Total Assets		866,684	470,785
Current Liabilities
Current liabilities of discontinued operations		709,102	613,150
Total current liabilities		709,198	616,271
Non-current liabilities
Total non-current liability
Total Liabilities		709,198	616,271
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares, value	[1]		16
Treasury Shares (2 ordinary shares as of December 31, 2025 and 2024）		(500)	(500)
Additional paid-in capital		445,411	169,129
Statutory reserve		6,656	6,656
Accumulated deficits		(370,995)	(361,130)
Accumulated other comprehensive (loss) income		(30)	6,562
Total Digital Currency X Technology Inc. Shareholders’ Equity (Deficit)		150,966	(179,267)
Non-controlling interests		6,520	33,781
Total Equity (Deficit)		157,486	(145,486)
Total Liabilities and Shareholders’ Equity		866,684	470,785
Common Class A [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	70,419
Common Class B [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	5
Nonrelated Party [Member]
Current Liabilities
Accruals and other current liabilities		14	1,333
Related Party [Member]
Current Liabilities
Accruals and other current liabilities		$ 82	$ 1,788

[1]	Retrospectively restated for the effect of share consolidation